Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flow (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	¥ (234,606)	$ (33,044)	¥ 87,366	¥ (5,666,538)
Net cash (used in)/generated from investing activities	519,329	73,146	(47,127)	(4,065,340)
Net cash generated from/(used in) financing activities	(934,424)	(131,611)	1,112,383	9,042,640
Effect of exchange rate changes on cash and cash equivalents and restricted cash	456	65	35,896	(90,778)
Net (decrease)/increase in cash and cash equivalents	(649,245)	(91,444)	1,188,518	(780,016)
Cash and cash equivalents and restricted cash at the beginning of the year	1,858,950	261,828	670,432	1,450,448
Cash and cash equivalents and restricted cash at the end of the year	1,209,705	170,384	1,858,950	670,432
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in)/generated from operating activities	(6,017)	(848)	(29,541)	(4,066)
Net cash (used in)/generated from investing activities	(28,219)	(3,975)	43,166	(7,713,202)
Net cash generated from/(used in) financing activities	3,341	471	(16,674)	7,215,688
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(629)	(89)	15,075	(25,625)
Net (decrease)/increase in cash and cash equivalents	(31,524)	(4,441)	12,026	(527,205)
Cash and cash equivalents and restricted cash at the beginning of the year	36,526	5,145	24,500	551,705
Cash and cash equivalents and restricted cash at the end of the year	¥ 5,002	$ 704	¥ 36,526	¥ 24,500